Franklin Templeton International Trust
Statement of Investments, July 31, 2019 (unaudited)
Franklin India Growth Fund
		Shares	Value
	Common Stocks 6.6%
	Internet & Direct Marketing Retail 2.2%
[a]	MakeMyTrip Ltd. (India)	66,800	$1,709,412
	IT Services 4.4%
	Cognizant Technology Solutions Corp., A (United States)	53,500	3,484,990
	Total Common Stocks (Cost $5,215,435)		5,194,402
	Management Investment Companies (Cost $35,347,116) 92.5%
	Diversified Financial Services 92.5%
[a,b]	FT (Mauritius) Offshore Investments Ltd. (India)	4,463,062	72,616,369
	Total Investments (Cost $40,562,551) 99.1%		77,810,771
	Other Assets, less Liabilities 0.9%		686,758
	Net Assets 100.0%		$78,497,529

See Abbreviations on page 0.
[a]Non-income producing.
[b]enter your text
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  0

FT (Mauritius) Offshore Investments Limited
Statement of Investments, July 31, 2019 (unaudited)
FT (Mauritius) Offshore Investments Limited
		Shares	Value
	Common Stocks 99.8%
	India 99.8%
	Auto Components 1.3%
	Bharat Forge Ltd.	156,653	$961,980
	Automobiles 6.7%
	Eicher Motors Ltd.	6,015	1,427,710
	Mahindra & Mahindra Ltd.	102,629	819,542
[a]	Tata Motors Ltd.	1,035,777	2,039,221
[a]	Tata Motors Ltd., A	609,129	576,185
			4,862,658
	Banks 23.9%
	Axis Bank Ltd.	357,250	3,496,511
	HDFC Bank Ltd.	169,185	5,530,968
	ICICI Bank Ltd.	398,335	2,455,652
	Kotak Mahindra Bank Ltd.	266,137	5,871,630
			17,354,761
	Beverages 2.9%
[a]	United Spirits Ltd.	245,065	2,113,697
	Building Products 0.7%
	Kajaria Ceramics Ltd.	74,656	513,785
	Capital Markets 3.3%
	Crisil Ltd.	47,830	902,572
	Motilal Oswal Financial Services Ltd.	191,821	1,461,182
			2,363,754
	Chemicals 3.0%
	Asian Paints Ltd.	97,436	2,151,868
	Construction & Engineering 4.7%
	Larsen & Toubro Ltd.	145,926	2,939,283
	Voltas Ltd.	56,384	477,269
			3,416,552
	Construction Materials 7.6%
	Grasim Industries Ltd.	63,289	724,412
	Shree Cement Ltd.	5,427	1,588,840
	UltraTech Cement Ltd.	51,269	3,235,735
			5,548,987
	Food Products 1.0%
	Tata Global Beverages Ltd.	194,996	712,319
	Health Care Providers & Services 0.6%
[a,b]	Narayana Hrudayalaya Ltd., Reg S	124,770	402,706
	Hotels, Restaurants & Leisure 1.7%
	Indian Hotels Co. Ltd.	585,697	1,218,590
	Household Products 4.6%
	Hindustan Unilever Ltd.	134,448	3,370,521
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

FT (Mauritius) Offshore Investments Limited
Statement of Investments (unaudited)
FT (Mauritius) Offshore Investments Limited (continued)
		Shares	Value
	Common Stocks (continued)
	India (continued)
	Insurance 3.2%
[b]	ICICI Lombard General Insurance Co. Ltd., Reg S	55,014	$964,372
[b]	ICICI Prudential Life Insurance Co. Ltd., Reg S	239,727	1,398,335
			2,362,707
	IT Services 8.9%
	eClerx Services Ltd.	20,957	181,531
	Infosys Ltd.	467,587	5,388,028
	Tata Consultancy Services Ltd.	27,670	886,123
			6,455,682
	Machinery 2.2%
	Cummins India Ltd.	153,740	1,582,601
	Metals & Mining 3.3%
	Hindalco Industries Ltd.	586,336	1,622,161
	Tata Steel Ltd.	126,511	793,598
	Tata Steel Ltd., partly paid shares	11,311	7,324
			2,423,083
	Multiline Retail 1.5%
	Trent Ltd.	192,118	1,109,194
	Personal Products 2.9%
	Godrej Consumer Products Ltd.	239,246	2,079,834
	Pharmaceuticals 0.6%
	Dr Reddy’s Laboratories Ltd.	12,666	473,465
	Real Estate Management & Development 2.6%
	Oberoi Realty Ltd.	233,746	1,865,217
	Textiles, Apparel & Luxury Goods 1.0%
	Titan Co. Ltd.	48,561	744,790
	Thrifts & Mortgage Finance 4.4%
	Housing Development Finance Corp. Ltd.	102,885	3,169,530
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FT (Mauritius) Offshore Investments Limited
Statement of Investments (unaudited)
FT (Mauritius) Offshore Investments Limited (continued)
		Shares	Value
	Common Stocks (continued)
	India (continued)
	Wireless Telecommunication Services 7.2%
	Bharti Airtel Ltd.	887,001	$4,347,753
[a]	Vodafone Idea Ltd.	8,884,229	883,586
			5,231,339
	Total Common Stocks (Cost $58,552,518)		72,489,620
	Other Assets, less Liabilities 0.2%		126,749
	Net Assets 100.0%		$72,616,369

See Abbreviations on page 0.
[a]Non-income producing.
[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. [These securities have/This security has] been deemed liquid under guidelines approved by the [Fund’s / Trust’s] Board of Trustees. [AtJuly 31, 2019, the [aggregate value of these securities/value of this security] was $2,765,413[, representing [3.8%/less than 0.1%] of net assets].]
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Franklin Templeton International Trust
Notes to Statements of Investments (unaudited)
[FUND NAME] operates using a “master fund/feeder fund” structure and primarily invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the Fund. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report, and should be read in conjunction with the Fund’s Statement of Investments. At July 31, 2019, the Fund owned 100% of the outstanding shares of the Portfolio.
1.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Directors (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities[, exchange traded funds,] [exchange traded notes,] [and derivative financial instruments] listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. [Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.] Over-the-counter [(OTC)] securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. [At July 31, 2019, a market event occurred resulting in [a portion / all] of the securities held by certain or all Funds being valued using fair value procedures.]
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Franklin Templeton International Trust
Notes to Statements of Investments (unaudited)
1.  FINANCIAL INSTRUMENT VALUATION (continued)
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes. [[The Funds’Statements of Investments have been adjusted to reflect investment values as of [DATE].]
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Investing in Indian equity securities [through the Portfolio] may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.
3.  FAIR VALUE MEASUREMENTS
The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. [Money market securities may be valued using amortized cost, in accordance with the [Investment Company Act of 1940/1940 Act]. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.]
A summary of inputs used as of July 31, 2019, in valuing the Funds’ assets [and liabilities] carried at fair value, is as follows:
	Quotes Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long	77,810,771	—	—	77,810,771
Common Stocks	5,194,402	—	—	5,194,402
Internet & Direct Marketing Retail	1,709,412	—	—	1,709,412
IT Services	3,484,990	—	—	3,484,990
Management Investment Companies	72,616,369	—	—	72,616,369
Diversified Financial Services	72,616,369	—	—	72,616,369
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Franklin Templeton International Trust
Notes to Statements of Investments (unaudited)
In June 2014, [the Financial Accounting Standards Board (FASB)/FASB] issued [Accounting Standards Update (ASU)/ASU] No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for certain transactions accounted for as a sale for interim and annual reporting periods beginning after December 15, 2014, and transactions accounted for as secured borrowings for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
4.  Investment Company Reporting Modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Funds’ financial statements and related disclosures.
5.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that in addition to those events previously disclosed, the following subsequent event(s) require(s) disclosure:
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